NON-FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Non-financial Assets And Liabilities
NON-FINANCIAL ASSETS AND LIABILITIES

NOTE 11: NON-FINANCIAL ASSETS AND LIABILITIES

11.1 Property, plant and equipment

	Original values
Type of good	At the beginning	Increases (1)	Increases for incorporation (2)	Transfers	Decreases	Impairment	At the end

Lands	14	-	-	-	-	-	14
Buildings	144	-	-	-	-	-	144
Equipment and machinery	1,960	1	2	353	(11)	(60)	2,245
Wells	1,195	8	-	257	(52)	(95)	1,313
Mining property	198	-	-	-	(3)	-	195
Vehicles	11	1	-	-	(1)	-	11
Furniture and fixtures and software equipment	62	4	1	2	(29)	-	40
Communication equipments	1	-	-	-	-	-	1
Materials, spare parts and tools	44	55	-	(49)	(2)	-	48
Petrochemical industrial complex	32	-	-	8	-	-	40
Civil works	24	-	-	38	-	-	62
Work in progress	420	382	-	(562)	(1)	-	239
Advances to suppliers	64	21	-	(47)	-	-	38
Total at 12.31.2024	4,169	472	3	-	(99)	(155)	4,390
Total at 12.31.2023	3,683	814	-	-	(160)	(168)	4,169

(1)	Includes US$ 8 million and U$S 21 million corresponding to capitalized financial costs in the fiscal year ended December 31, 2024 and 2023.
(2)	See Note 5.2.1.

	Depreciation					Net book values
Type of good	At the beginning	Decreases	For the year (1)	Impairment	At the end	At 12.31.2024	At 12.31.2023

Lands	-	-	-	-	-	14	14
Buildings	(83)	-	(9)	-	(92)	52	61
Equipment and machinery	(748)	9	(146)	43	(842)	1,403	1,212
Wells	(578)	17	(161)	78	(644)	669	617
Mining property	(124)	3	(8)	-	(129)	66	74
Vehicles	(8)	1	(1)	-	(8)	3	3
Furniture and fixtures and software equipment	(57)	27	(5)	-	(35)	5	5
Communication equipments	(1)	-	-	-	(1)	-	-
Materials, spare parts and tools	(3)	-	-	-	(3)	45	41
Petrochemical industrial complex	(22)	-	(4)	-	(26)	14	10
Civil works	(1)	-	(2)	-	(3)	59	23
Work in progress	-	-	-	-	-	239	420
Advances to suppliers	-	-	-	-	-	38	64
Total at 12.31.2024	(1,625)	57	(336)	121	(1,783)	2,607
Total at 12.31.2023	(1,519)	25	(261)	130	(1,625)		2,544

(1)	As of December 31, 2024, the composition of the segments is as follows: Oil and gas US$ 236 million, Generation US$ 95 million; and Petrochemicals US$ 5 million.

11.1.1 Impairment of Property, plant and equipment

The Company regularly monitors the existence of events or changes in circumstances which may indicate that the book value of property, plant and equipment may not be recoverable in accordance with the policy described in Notes 4.8 and 6.1.1.

During the six-month period ended December 31, 2024, the Company has identified impairment indicators in the Rincón del Mangrullo and el Tordillo / la Tapera CGUs in the oil and gas segment in view of its strategy to focus its investments on the development and exploitation of its unconventional oil and gas reserves, and particularly to comply with the drilling, construction and facility adequacy commitments in the Rincón de Aranda block. In light of the aforementioned impairment indicators, the Company determined the recoverable value of those CGUs.

The methodology used in the estimation of the recoverable amount consisted on calculating each CGU value in use on the present value of future net cash flows expected to be generated by the CGU, discounted with a rate reflecting the weighted average costs of the invested capital.

Oil & Gas segment

As of December 31, 2024 and 2023, the recoverability assessment resulted in the recognition of impairment in the Rincón del Mangrullo and El Tordillo / La Tapera blocks for US$ 34.1 million and US$ 37.7 million, respectively.

Cash flows were prepared based on estimates on the future behavior of certain key assumptions for the determination of the value in use, including the following: (i) reference prices for products; (ii) production projections; (iii) costs evolution; and (iii) a 10.8% and 12.2% after-tax WACC rate for 2024 and 2023, respectively.

Finally, it is important to highlight that as of December 31, 2024 and 2023, the book value of the oil and gas segment assets, including the goodwill assigned to the segment, does not exceed its recoverable value.

11.2 Intangible assets

	Original values
Type of good	At the beginning	Increases	Decreases	Impairment (1)	At the end

Concession agreements	2	-	-	-	2
Goodwill (2)	35	-	-	-	35
Intangible identified in acquisitions of companies	71	-	-	-	71
Digital assets	-	3	-	-	3
Total at 12.31.2024	108	3	-	-	111
Total at 12.31.2023	145	-	(39)	2	108

	Amortization
Type of good	At the beginning	For the year	Impairment	At the end

Concession agreements	(2)	-	-	(2)
Intangible identified in acquisitions of companies	(10)	(4)	-	(14)
Total at 12.31.2024	(12)	(4)	-	(16)
Total at 12.31.2023	(7)	(5)	-	(12)

	Net book values
Type of good	At 12.31.2024	At 12.31.2023
Goodwill (2)	35	35
Intangible identified in acquisitions of companies	57	61
Digital assets	3	-
Total at 12.31.2024	95
Total at 12.31.2023		96

(1)	Recoverable price based on the market value of digital assets.
(2)	Assigned to oil and gas segment.

11.3 Deferred tax assets and liabilities

The composition of the deferred tax assets and liabilities is as follows:

	12.31.2023	Profit (Loss)	12.31.2024
Tax loss carryforwards	144	(135)	9
Property, plant and equipment	-	210	210
Trade and other receivables	1	-	1
Provisions	53	(4)	49
Salaries and social security payable	1	-	1
Defined benefit plans	4	6	10
Taxes payables	-	1	1
Trade and other payables	-	1	1
Other	-	1	1
Deferred tax asset	203	80	283
Property, plant and equipment	(222)	192	(30)
Intangible assets	(34)	2	(32)
Investments in companies	(7)	(2)	(9)
Inventories	(45)	9	(36)
Financial assets at fair value through profit and loss	(18)	14	(4)
Trade and other receivables	(10)	4	(6)
Tax inflation adjustment	(163)	105	(58)
Other	(1)	1	-
Deferred tax liability	(500)	325	(175)
Deferred tax (liability) asset	(297)	405	108

	12.31.2022	Profit (Loss)	Increases for incorporation	12.31.2023
Tax loss carryforwards	19	125	-	144
Property, plant and equipment	151	(151)	-	-
Trade and other receivables	4	(3)	-	1
Provisions	59	(6)	-	53
Salaries and social security payable	1	-	-	1
Defined benefit plans	8	(6)	2	4
Other	1	(1)	-	-
Deferred tax asset	243	(42)	2	203
Property, plant and equipment	(79)	(188)	45	(222)
Intangible assets	(35)	1	-	(34)
Investments in companies	(8)	1	-	(7)
Inventories	(19)	(26)	-	(45)
Financial assets at fair value through profit and loss	(15)	(3)	-	(18)
Trade and other receivables	(23)	12	1	(10)
Taxes payables	(2)	2	-	-
Tax inflation adjustment	(138)	(28)	3	(163)
Other	-	(1)	-	(1)
Deferred tax liability	(319)	(230)	49	(500)
Deferred tax (liability) asset	(76)	(272)	51	(297)

Deferred tax assets and liabilities are offset in the following cases: a) when there is a legally enforceable right to offset tax assets and liabilities; and b) when deferred income tax charges are associated with the same fiscal authority. The following table shows the figures disclosed on the Consolidated Statement of Financial Position, which for its determination, were adequately compensated:

	12.31.2024	12.31.2023
Deferred tax asset	157	-
Deferred tax liability	(49)	(297)
Deferred tax asset (liability)	108	(297)

11.4 Inventories

	12.31.2024	12.31.2023
Current
Materials and spare parts	160	129
Advances to suppliers	6	4
In process and finished products	57	72
Total (1)	223	205

(1)	It includes impairment loss as a result of the performed recoverability assessment for US$ 0.04 million and US$ 3 million as of December 31, 2024 and 2023, according with the policy described in Note 4.13.

11.5 Provisions

	12.31.2024	12.31.2023
Non-Current
Contingencies	95	109
Asset retirement obligation and wind turbines decommisioning	25	26
Environmental remediation	17	15
Total Non-Current	137	150

Current
Asset retirement obligation and wind turbines decommisioning	5	3
Environmental remediation	1	2
Other provisions	4	1
Total Current	10	6

The evolution of the provisions is set out below:

	12.31.2024
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	109	29	17
Increases	41	8	2
Decreases	(1)	-	-
Foreign currency exchange difference	(4)	-	-
Decrease due to sale of equity interests in areas	-	(1)	-
Reversal of unused amounts	(50)	(6)	(1)
At the end of the year	95	30	18

	12.31.2023
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	107	27	17
Increases	15	6	3
Decreases	(4)	-	(1)
Foreign currency exchange difference	(9)	-	-
Reversal of unused amounts	-	(4)	(2)
At the end of the year	109	29	17

	12.31.2022
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	106	21	18
Increases	5	6	-
Increases for incorporation	-	1	-
Decreases	(1)	-	(1)
Foreign currency exchange difference	(2)	-	-
Reversal of unused amounts	(1)	(1)	-
At the end of the year	107	27	17

11.5.1 Provision for Environmental remediation

The Company is subject to extensive environmental regulations in Argentina. The Company’s management believes that its current operations are in compliance with applicable environmental requirements, as currently interpreted and enforced, including regulatory remediation commitments assumed. The Company undertakes environmental impact studies for new projects and investments and, to date, environmental requirements and restrictions imposed on these new projects have not had any material adverse impact on Pampa’s business.

In particular, the Province of La Pampa has submitted a claim to the Company regarding the abandonment of certain wells and the execution of certain tasks associated with the relinquishment of the Jagüel de los Machos and Medanito blocks, which took place in 2015 and 2016, respectively. The Company has challenged the different administrative acts passed by the provincial authorities (including a governor’s executive order) and is addressing claims for the Jagüel de los Machos block in the judicial jurisdiction. During the month of March 2021 the province answered the complaint and the Company has started formal negotiations to resolve the dispute, agreeing on the suspension of procedural time limits. As of December 31, 2024, the Company maintains recorded provisions, regarding these claims, for the estimate of remediation work costs to be incurred in these blocks.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

11.5.2 Asset retirement obligations and wind turbines decommissioning

Pursuant to the regulations in force in Argentina, where it develops its oil and gas exploration and production operations, the Company is under an obligation to incur costs associated with the plugging and abandonment of wells. Furthermore, pursuant to the associated usufruct agreements, the Company is under an obligation to decommission wind turbines in wind farms.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

11.5.3 Provision for legal proceedings

The Company (directly or indirectly through subsidiaries) is a party to several civil, commercial, contentious-administrative, tax, custom and labor proceedings and claims that arise in the ordinary course of its business. In determining a proper level of provision, the Company has considered its best estimate mainly with the assistance of legal and tax advisors.

As of December 31, 2024, the Company has recorded provisions for US$ 73.8 million in relation to the following processes:

-	There are a significant number of files pending before the National Tax Court (“NTC”) regarding gasoline exports, where the tax entity challenges the tariff heading assigned by Petrobras Argentina S.A. in 2008-2014. The Treasury’s position involves a higher export duty rate. In five files, the NTC ruled in favor of the Company. Three of which were accepted by the Fiscal authority and, consequently, became final. In the remaining two files, the period for the Fiscal authority to appeal is underway.

-	Petrobras Operaciones S.A. (“POSA”) has filed an international arbitration claim against the Company before the ICC on account of alleged breaches to the Assignment Agreement entered into between Petrobras Argentina S.A. (currently Pampa) and POSA in 2016 for the transfer of a 33.6% interest in the “Río Neuquén” Concession. The breaches alleged by POSA in its arbitration claim consisted of the failure to transfer certain assets associated with the assigned interest, and differences in the calculation of adjustments in the assignment price. The arbitration was conducted according to the ICC Rules of Arbitration, the applicable law is the one of the Republic of Argentina, and the seat of arbitration is Buenos Aires, Argentina. On April 3, 2024, the ICC Court notified the parties of the Final Award issued on April 2, 2024, resolving to: (i) disallow all but one of POSA’s claims, ordering the Company to pay the corresponding 33.60% of (a) the revenues collected under the Leasing Agreement up to the Final Award’s date for US$ 18.8 million, plus a 6% annual interest rate, and (b) the payments that the Company receives in the future under the before-mentioned agreement; and (ii) sustain the Company’s counterclaim for US$ 2 million plus interest at an annual 6% rate. On April 10, 2024, the Company filed an appeal for partial annulment against the Final Award.

Additionally, the Company has recorded provisions for civil, commercial, environmental, administrative, labor, tax and customs complaints brought against the Company corresponding to atomized claims with individual unsubstantial amounts, as well as charges for judicial costs and expenses which, as of December 31, 2024, amount to US$ 21.7 million.

11.6 Income tax and minimum notional income tax liability

	12.31.2024	12.31.2023
Non-current
Income tax	69	50
Minimum notional income tax	6	5
Total non-current	75	55

Current
Income tax, net of witholdings and advances	257	17
Total current	257	17

11.6.1 Income tax liability

The Company accrued the effect of the tax inflation adjustment in the calculation of the current and deferred income tax provision for each of the fiscal years in which the cumulative CPI variation provided by Law No. 27,430 was exceeded, except in those cases when, on being interim fiscal periods, the mentioned legal parameter has not been exceeded for each of the annual periods.

The tax inflation adjustment mechanism set out in Title VI and different supplementary sections of the Income Tax Law is inconsistent in certain aspects generating a confiscatory lien, including, but not limited to, the failure to update tax losses and the cost of acquisitions or investments made before January 1, 2018, which bears resemblance with the parameters in re “Candy S.A.” and “Telefónica”, where the CSJN ordered the application of the inflation adjustment mechanism.

As of December 31, 2024, the Company and its subsidiaries hold a provision for the additional income tax liabilities that should have been assessed due to the stated reasons. The amount provisioned for the periods not prescribed and/or those without a final and conclusive judgment in favor of the Company, including compensatory interest, amounts to US$ 69 million.

11.6.2 Minimum Notional Income Tax liability

The Company and its subsidiaries have filed a petition for declaratory relief under Sect. 322 of the Federal Code of Civil and Commercial Procedure to gain assurance as to the application of the minimum notional income tax for the fiscal years 2011-2018 based on CSJN’s decision in re “Hermitage” passed on June 15, 2010. In this established precedent, the CSJN declared the unconstitutionality of this tax on the grounds that it is unreasonable and it breaches the taxpaying capacity principle when the absence of taxable income in the period evidences that the income presumed by the legislator has not existed.

However, on August 26, 2021, the CSJN dismissed the tax refund claim lodged by the Company for the 2008 and 2009 periods alleging that, despite the evidenced tax losses, the existence of accounting profits is a manifestation of the taxpaying capacity and, therefore, the precepts of the Hermitage precedent are not met.

Considering the CSJN’s current position, the Company and its subsidiaries have recorded, for non-prescribed periods presenting tax losses and accounting profits, liabilities on the amount of the applicable interest on the Notional Income Tax, plus the determined tax provision for those cases in which Minimum Notional Income Tax is not considered to be computable as an Income Tax advance payment. This liability is disclosed under “Non-Current Income tax and minimum notional income tax provision”. The mentioned liability amounts to US$ 6 million.

11.7 Tax liabilities

	12.31.2024	12.31.2023
Current
Value added tax	3	-
Personal assets tax provision	10	3
Tax withholdings to be deposited	8	3
Royalties	6	6
Other	3	2
Total current	30	14

11.8 Defined benefits plans

The main characteristics of benefit plans granted to Company employees are detailed below:

(i)	Pension and retirement benefits: Benefit plan whereby Company employees, in some cases covered by certain collective bargaining agreements, meeting certain conditions are eligible to receive upon retirement, and in some cases, disability or death, a certain number of salaries according to the provisions of the plan or collective bargain agreement, if applicable.
(ii)	Compensatory plan: Benefit plan whereby some of the Company employees meeting certain conditions are eligible to receive upon retirement a certain amount according to the provisions of the plan (based on the last computable salary and the number of years working for the Company) after deducting the benefits from the pension system. The plan, until 2003, called for a contribution to a fund exclusively by the Company and without any contribution by the employees. These contributions were derived to a trust fund and were invested in U.S. dollar-denominated money market instruments in order to preserve the accumulated capital and obtain a return in line with a moderate risk profile. Funds were mainly invested in U.S. government bonds, commercial papers rated A1 or P1, AAAm- rated mutual funds and time deposits in banks rated A+ or higher in the United States of America, in accordance with the Trust Agreement dated on March 27, 2002 entered with The Bank of New York Mellon, duly amended by the Permitted Investment Letter dated on September 14, 2006. The Bank of New York Mellon is the trustee and Willis Towers Watson is the managing agent. In case there is an excess, duly certified by an independent actuary, of the funds to be used to settle the benefits granted by the plan, the Company will be entitled to choose to use it, in which case it may have to notify the trustee thereof.

As of December 31, 2024, 2023 and 2022, the most relevant actuarial information corresponding to the described benefit plans is the following:

	12.31.2024
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	23	(4)	19
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	32	(6)	26
Items classified in other comprehensive income
Actuarial (gains) losses	(4)	4	-
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(8)	2	(6)
At the end of the year	41	(4)	37

	12.31.2023
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	38	(4)	34
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	29	(4)	25
Items classified in other comprehensive income
Actuarial losses (gains)	7	(2)	5
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(49)	6	(43)
At the end of the year	23	(4)	19

	12.31.2022
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	33	(4)	29
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	15	(2)	13
Items classified in other comprehensive income
Actuarial losses	9	-	9
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(17)	2	(15)
At the end of the year	38	(4)	34

As of December 31, 2024, 2023 and 2022, the breakdown of net liabilities per type of plan is as follows: a) US$ 20 million, US$ 10 million and US$ 17 million correspond to the Pension and Retirement Benefits Plan and b) US$ 17 million, US$ 10 million and US$ 17 million correspond to the Compensatory Plan, respectively.

Estimated expected benefits payments for the next ten years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

12.31.2024
Less than one year	7
One to two years	4
Two to three years	3
Three to four years	3
Four to five years	4
Six to ten years	16

Significant actuarial assumptions used were as follows:

	12.31.2024	12.31.2023	12.31.2022
Real discount rate	5%	5%	5%
Real wage increase rate	1%	1%	1%
Inflation rate	29%	156%	118%

The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount:

12.31.2024
Discount rate: 4%
Obligation	45
Variation	4
10%

Discount rate: 6%
Obligation	38
Variation	(3)
(8%)

Real wage increase rate: 0%
Obligation	40
Variation	(1)
(4%)

Real wage increase rate: 2%
Obligation	43
Variation	2
4%

The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. Therefore, the presented analysis may not be representative of the actual change in the defined benefit obligation. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

11.9 Salaries and social security payable

	12.31.2024	12.31.2023
Current
Salaries and social security contributions	6	3
Provision for vacations	9	5
Provision for gratifications and annual bonus for efficiency	24	11
Total current	39	19